Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
Our assets and liabilities measured at fair value on a recurring basis consisted of the following as of January 31, 2021 and 2020:

	January 31, 2021
	Fair Value Hierarchy Category
(in thousands)	Level 1	Level 2	Level 3
Assets:
Foreign currency forward contracts	$—	$998	$—
Total assets	$—	$998	$—
Liabilities:
Foreign currency forward contracts	$—	$678	$—
Contingent consideration—business combinations	—	—	2,923
Total liabilities	$—	$678	$2,923

	January 31, 2020
	Fair Value Hierarchy Category
(in thousands)	Level 1	Level 2	Level 3
Assets:
Foreign currency forward contracts	$—	$812	$—
Total assets	$—	$812	$—
Liabilities:
Foreign currency forward contracts	$—	$132	$—
Contingent consideration—business combinations	—	—	11,509
Total liabilities	$—	$132	$11,509

Schedule of Changes in the Estimated Fair Value using Significant Unobservable Inputs (Level 3)
The following table presents the changes in the estimated fair values of our liabilities for contingent consideration measured using significant unobservable inputs (Level 3) for the years ended January 31, 2021 and 2020:

	Year Ended January 31,
(in thousands)	2021	2020
Fair value measurement, beginning of year	$11,509	$13,311
Contingent consideration liabilities recorded for business combinations	—	7,023
Changes in fair values, recorded in operating expenses	(3,665)	(5,392)
Payments of contingent consideration	(4,921)	(3,433)
Fair value measurement at end of period	$2,923	$11,509